Digital assets (Tables)	6 Months Ended
Dec. 31, 2024
Digital assets
Summary of digital assets

	December 31,	June 30,
	2024	2024
	US$	US$
Digital assets
Held in related parties’ platform	—	—
Digital assets held on exchange institution	4,831,637	891
	4,831,637	891

	December 31,	June 30,
	2024	2024
	US$	US$

Bitcoin (“BTC”)	2,063,704	—
Ethereum (“ETH”)	742,519	—
USD Tether (“USDT”)	10,583	—
USDC	1,826,816	—
Others(2)	188,015	891
Total	4,831,637	891

(1)	Others mainly consist of “XRP”, “ADA”, “BCH”, “ADA”, “DOT”, “BNB”, “TRX” and “SOL”, no other crypto asset individually representing more than 3% of the total.